Property and Equipment - Depreciation expense (Details) - Mariadb Corporation Ab - USD ($) $ in Thousands	Sep. 30, 2022	Sep. 30, 2021
Property and Equipment
Total depreciation expense	$ 360	$ 347
Cost of revenue
Property and Equipment
Total depreciation expense	14	8
Research and development expenses
Property and Equipment
Total depreciation expense	96	90
Sales and marketing expenses
Property and Equipment
Total depreciation expense	54	52
General and administrative expenses
Property and Equipment
Total depreciation expense	$ 196	$ 197